Plant and Equipment, Net - Schedule of Finance Lease (Details) - Third Parties [Member] - HKD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Motor vehicles [Member]
Schedule of Finance Lease [Line Items]
Assets category, Quantity	[1]	One
Assets category, Lease terms	[1]	60 months
Assets category, Carrying value		$ 460,582	[1]	$ 554,127
Assets category, Accumulated depreciation	[1]	$ 485,253
Plant machineries [Member]
Schedule of Finance Lease [Line Items]
Assets category, Quantity	[1]	Three
Assets category, Lease terms	[1]	36 months
Assets category, Carrying value		$ 1,400,864	[1]	1,638,791
Assets category, Accumulated depreciation	[1]	$ 435,999

[1]	The respective finance lease were fully settled during the year and the respective titles of motor vehicles and plant machineries were transferred to the Company and were used and depreciated as its own plant and equipment as of December 31, 2024